Schedule of reconciliation of financial liability measured at fair value on a recurring basis (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning balance		$ 7,409,550
Change in fair value of prepaid forward purchase liabilities		12,911,503
Ending balance		$ 20,321,053		$ 7,409,550